Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Parenthetical) (Detail) - Fair value [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Financial Instruments [Line Items]
Derivatives assets, reported within trade receivables	€ 57	€ 135
Derivatives liabilities, reported within trade receivables	€ (113)	€ (146)